Income Taxes - Changes In Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	$ 36.4	$ 40.1
Credited (charged) to net earnings	(12.2)	(13.1)
Credited (charged) directly to equity	(1.7)	(12.7)
Effects of foreign exchange	1.9	(0.4)
Other	14.8	22.5
Deferred tax assets, ending balance	39.2	36.4
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	34.8	25.8
Charged (credited) to net earnings	(24.0)	(2.6)
Charged (credited) directly to equity	0.8	(11.6)
Effects of foreign exchange	1.2	0.7
Other	14.7	22.5
Deferred tax liabilities, ending balance	27.5	34.8
Unrealized foreign exchange gains
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	26.5	30.6
Charged (credited) to net earnings	(2.9)	(4.3)
Effects of foreign exchange	1.6	0.2
Deferred tax liabilities, ending balance	25.2	26.5
Accounting provisions not currently deductible
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	10.4	10.8
Credited (charged) to net earnings	(1.9)	0.2
Effects of foreign exchange	0.3	(0.6)
Deferred tax assets, ending balance	8.8	10.4
Pensions and non-pension post-retirement benefits
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	12.2	24.1
Charged (credited) to net earnings	0.1
Charged (credited) directly to equity	(1.7)	(11.9)
Deferred tax liabilities, ending balance	10.6	12.2
Tax losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	30.2	47.8
Credited (charged) to net earnings	4.5	(4.5)
Credited (charged) directly to equity	(1.7)	(13.3)
Effects of foreign exchange	1.6	0.2
Deferred tax assets, ending balance	34.6	30.2
Property, plant and equipment and intangibles
Reconciliation of changes in deferred tax liability (asset) [abstract]
Other	6.3
Deferred tax assets, ending balance	6.3
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	12.8	10.4
Charged (credited) to net earnings	(18.7)	2.0
Effects of foreign exchange	(0.4)	0.4
Other	6.3
Deferred tax liabilities, ending balance	0.0	12.8
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	12.6	20.8
Credited (charged) to net earnings	(14.8)	(8.8)
Credited (charged) directly to equity	0.0	0.6
Other	2.2
Deferred tax assets, ending balance	0.0	12.6
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	0.1	0.0
Charged (credited) to net earnings	(2.5)	(0.3)
Charged (credited) directly to equity	2.5	0.3
Effects of foreign exchange	0.0	0.1
Other	2.1
Deferred tax liabilities, ending balance	2.2	0.1
Reclassification between deferred tax assets and deferred tax liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax assets, beginning balance	(16.8)	(39.3)
Other	6.3	22.5
Deferred tax assets, ending balance	(10.5)	(16.8)
Reconciliation of changes in deferred tax liability [Roll Forward]
Deferred tax liabilities, beginning balance	(16.8)	(39.3)
Other	6.3	22.5
Deferred tax liabilities, ending balance	$ (10.5)	$ (16.8)